Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent events
21	Subsequent events

The Group has considered subsequent events through December 2, 2022, which was the date of these unaudited condensed consolidated financial statements were issued, and has determined none of these events were required to be recognized or disclosed in the unaudited condensed consolidated financial statements and related notes.